Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Description of types of warranties	Multiplying it by 15
Anti-dilutive instruments	3,309,539	2,360,945	2,033,768
Common Shares [member]
Earnings per share [line items]
Weighted average number of shares outstanding	24,757,176	24,454,850	21,522,342